NET LOSS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
NET LOSS PER SHARE
NET LOSS PER SHARE
14.	NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share attributable to common shareholders:

	Six Months Ended June 30,
	2022	2021
Numerator:
Net loss attributable to common shareholders	$4,790,406	$6,480,071
Denominator:
Weighted-average shares outstanding used in computing net loss per share attributable to common shareholders, basic and diluted	7,195,529	5,000,935
Net loss per share attributable to common shareholders, basic and diluted	$(0.67)	$(1.30)

The following outstanding potentially dilutive Common Shares equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been antidilutive:

	June 30,
	2022	2021
Options issued and outstanding under stock option plan	834,691	711,612
Warrants	1,560,588	889,755
Convertible debt	—	1,166,667
Series 1 Convertible Preferred Shares	1,166,667	—
Deferred share units	1,061	1,061
Total	3,563,007	2,769,095

17.	NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share attributable to common shareholders:

	Years Ended
	December 31,
	2021	2020
Numerator:
Net loss attributable to common shareholders	$9,790,106	$4,250,280
Denominator:
Weighted-average shares outstanding used in computing net loss per share attributable to common shareholders, basic and diluted	5,785,617	4,759,997
Net loss per share attributable to common shareholders, basic and diluted	$(1.69)	$(0.89)

The following outstanding potentially dilutive common shares equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been antidilutive:

	December 31,
	2021	2020
Options issued and outstanding under stock option plan	738,037	646,195
Warrants	1,560,688	619,429
Convertible debt	1,166,667	—
Special warrants	—	540,653
Deferred share units	1,061	1,061
Total	3,466,353	1,087,338